Note 17 - Repurchased Shares	12 Months Ended
Dec. 31, 2012
Share Repurchase Program Disclosure [Text Block]
17.	REPURCHASED SHARES

In year 2005, the Group repurchased 10,708,030 ordinary shares at prices ranging from $1.13 to $1.41 per share, including brokerage commission, for a total consideration of $13,200,394. In year 2007, the Group granted 10,558,493 nonvested shares to employees out of the repurchased shares. Therefore there were 149,537 repurchased shares at the end of 2007. In year 2008 and 2009, 95,950 and 750 repurchased shares were used for options exercised by employees, respectively. Therefore, the number of the remaining repurchased share as of December 31, 2010, 2011 and 2012 was 52,837, 52,837 and 52,837, respectively.